                         EMERALD FUNDS SEMI-ANNUAL REPORT
                                     EMERALD
                               INSTITUTIONAL MONEY
                                   MARKET FUNDS
 PRIME ADVANTAGE INSTITUTIONAL FUND - TREASURY ADVANTAGE INSTITUTIONAL FUND

-------------------------------------------------------------------------------
                                   May 31, 1997
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                                     [LOGO]

                               EMERALD
                         INSTITUTIONAL MONEY
                             MARKET FUNDS

                  Prime Advantage Institutional Fund

                 Treasury Advantage Institutional Fund


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for one of the Emerald Funds discussed within.

THE EMERALD FUNDS ARE NOT INSURED OR PROTECTED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE NOT DEPOSITS OR OBLIGATIONS OF BARNETT BANK, ARE NOT GUARANTEED BY THE BANK AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

Investments in the Prime Advantage and Treasury Advantage Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Barnett Capital Advisors, Inc., under a sub-advisory agreement with Barnett Bank N.A., serves as investment adviser to the Emerald Funds, is paid a fee for its services and is unaffiliated with Emerald Asset Management, Inc., the Funds' distributor.

The service contractors for the Emerald Funds may from time to time voluntarily waive fees or reimburse Fund expenses, which temporarily increases the return to investors. These fee waivers and reimbursements may be discontinued at any time, which would reduce performance results.

The Emerald Funds prospectuses contain more complete information, including charges and expenses. Please read the prospectus carefully before investing.


                                                              7/97

BARNETT CAPITAL ADVISORS'
ECONOMIC OUTLOOK AND MARKET REVIEW
--------------------------------------------------------------------------------

THE ECONOMY: SURPRISING STRENGTH

The economy has been surprisingly strong in recent months, with Gross Domestic Product (GDP) growing at an annual rate of 3.8% in the fourth quarter of 1996 and then accelerating further to 5.8% in the first quarter of 1997. Although the economy slowed in the second quarter of 1997, the expansion, now in its seventh year, continues.

Even though this economic expansion has shown surprising resiliency, it is shorter thus far than the one immediately preceding it. The expansion immediately before this one took place in the 1980s and lasted nearly eight years.

In addition, the 1980s' expansion was nearly twice as strong as the current one to date. In constant dollar terms, the total economic growth of that expansion, which began in late 1982, was 34%. In contrast, the total growth thus far in this expansion is 17%.* In terms of cumulative growth, the current expansion may continue to grow for quite a while.

INFLATION: ACTUALLY FALLING DESPITE LOW UNEMPLOYMENT

Typically, as economic expansions persist, inflation pressures build. So far, there has been no evidence of inflation in this expansion. In fact, for the 12 months ended May 31, 1997, the rate of inflation as measured by the Consumer Price Index of 2.2% was actually less than the average rate of inflation thus far in the expansion. Yet unemployment, around 5.0% at present, is nearly the lowest it has been since 1973.

Why is inflation so low despite low unemployment? Lower rates of unemployment are compatible with low inflation if workers are more productive. To be sure, some of the strongest economic sectors, such as technology, have been those where price pressures have been absent. Productivity also explains why corporate profits continue to advance at a rate much faster than overall economic growth. In fact, rather than viewing growth as a cause of higher inflation, the current environment may be thought of as one where lower inflation helps stimulate growth.

INTEREST RATES: A DECLINE BODES WELL FOR BONDS

Beginning December 1, 1996 the yield on the benchmark 30-year U.S. Treasury bond rose from 6.35% to 7.20% in mid-April, easing to 6.90% by May 31. On March 25, 1997, the Federal Reserve Board raised short-term rates from 5.25% to 5.50%. Although investors were wary of another Fed rate hike in May, it did not materialize. At the time of the latter Fed decision, economic growth showed signs of moderating, and inflation remained dormant.

One reason that long-term rates have stayed relatively high and the bond market hasn't performed well is because of the traditional thinking that if the economy is doing well, then inflation must be around the corner. This argument has been made for quite some time, but it hasn't come to fruition.

Our outlook is fairly positive for long-term interest rates and the bond market. First, we expect that economic growth will be slower than what we've seen in the past few quarters. Second, we believe that inflation will remain in the 2.5% to 3% range. We see no inflation in the pipeline at the producer price level or even at the raw materials level. As a result, we expect long-term interest rates to decline between now and the end of 1997.

------------
*Source: Federal Reserve Board of St. Louis

--------------------------------------------------------------------------------

FEDERAL BUDGET DEFICIT SHRINKS

The third reason that we see interest rates declining is the shrinking budget deficit. For the fiscal year ending September 30, 1997, the budget deficit is expected to be about $70 billion. It wasn't long ago that we were faced with $300 billion deficits. As a percentage of GDP, the budget deficit is now below 1%. One of the byproducts of this prolonged economic expansion is increased tax revenue as well as lower spending and financing requirements.

THE STOCK MARKET: RECORDS CONTINUE TO FALL

After suffering a 10 percent pullback in late March/early April, the stock market bounced back quickly to reach record territory by the end of May. The reasons for the rebound: a slowing economy, falling long-term interest rates, dormant inflation and the Fed's decision not to raise short-term interest rates a second time.

BIG COMPANIES CONTINUE TO LEAD

Since 1994, large-capitalization stocks have outperformed small and midcap stocks. The largest 25 companies in the Standard & Poors 500 Index continue to trade at a 20% premium to the market average. A number of factors have benefited these large multinational companies. First, tremendous inflows into the stock market have favored the most liquid stocks. Second, these large multinational companies have been able to maintain strong profit growth rates because of their success at slashing costs.

From this point forward, however, the larger companies are forecasted to have slower profit growth. At some point, investors will turn to smaller companies to achieve double-digit profit growth.

A CAUTIOUS APPROACH

Over the short term, we have concerns about the stock market. In terms of valuation measures such as price-to-earnings, price-to-book value and dividend yield, the stock market is in record territory. Corporate profit growth is decelerating. Given these factors, we should be prepared for more volatility.

INTERVIEW                                                   (as of May 31, 1997)
--------------------------------------------------------------------------------

EMERALD PRIME ADVANTAGE INSTITUTIONAL AND TREASURY ADVANTAGE INSTITUTIONAL
FUNDS*

Jacqueline R. Lunsford,
INVESTMENT MANAGER

19 years of
investment experience

INVESTMENT GOAL

The Emerald Money Market Funds seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value. Each Fund seeks its objective by investing in:

PRIME ADVANTAGE INSTITUTIONAL FUND

A broad range of U.S. Government, bank and corporate short-term money-market obligations.

TREASURY ADVANTAGE INSTITUTIONAL FUND

Short-term U.S. Treasury securities and other government obligations, which are guaranteed full faith and credit by the U.S. Treasury, and repurchase agreements collateralized by the same.

WHAT FACTORS AFFECTED THE PERFORMANCE OF THE MONEY MARKET FUNDS?

Mixed economic indicators and the uncertainty of when and if the Federal Reserve Board would push interest rates higher kept short-term rates fairly stable during much of the period. When the Fed raised rates 0.25% on March 25, 1997, investors initially believed that the move would be just one of several. Since the average maturities of the Funds were fairly short at the end of March, they were able to extend their maturities and quickly take advantage of the rate increase. The Fed chose not to increase rates a second time at its May meeting, and it is now felt that they will take no further action over the summer months.

                         AVERAGE ANNUAL TOTAL RETURNS
                                      EMERALD PRIME        EMERALD TREASURY
                                      INSTITUTIONAL          INSTITUTIONAL
                                     ADVANTAGE FUND         ADVANTAGE FUND
QUARTER ENDING
6/30/97                                     1.38%                  1.31%
6 MONTH PERIOD ENDING
5/31/97                                     2.72%                  2.61%
12 MONTH PERIOD ENDING
11/30/96                                    5.29%                  5.13%
11/30/95                                    5.76%                  5.65%
11/30/94                                    3.83%                  3.73%
11/30/93                                    3.31%                  2.96%
11/30/92                                    4.00%                  3.73%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
---------------
* Investments in the Emerald Prime Advantage Institutional and Treasury Advantage Institutional Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. Although these Funds seek to maintain a stable net asset value (NAV) of $1.00 per share, there is no assurance that they will be able to do so.

EMERALD PRIME ADVANTAGE INSTITUTIONAL AND TREASURY ADVANTAGE INSTITUTIONAL FUNDS
                                                            (as of May 31, 1997)
--------------------------------------------------------------------------------

WHAT FACTORS COULD AFFECT THE FUNDS IN THE MONTHS AHEAD?

The main factor affecting the Funds, of course, will be the direction of interest rates. Currently, the continuing strength of the economy has not precipitated a commensurate increase in inflation, and the Fed seems inclined to just watch the situation for now. Any indications of inflation pressures would most likely cause the Fed to push rates higher later in the year. Our strategy will continue to keep maturities shorter than average, since yields on longer maturities are not significantly higher -- and in some cases are actually lower -- than yields on shorter maturity securities.

Persistently large cash balances held by money market managers industry-wide, combined with low issuance, continues to contribute to the low interest-rate environment. This is especially true in the Treasury market, where a decrease in the government's Treasury bill issuance has caused those rates to decline sharply over the past few months. In the absence of Fed action, it is likely that rates paid on short-term instruments will actually decline rather than remain stable due to these supply/demand factors.

           SEC 7-DAY YIELDS AS OF MAY 31, 1997

Prime Advantage Institutional Fund               5.51%
Treasury Advantage Institutional Fund            5.21%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

During the periods indicated, fee waivers and/or reimbursements were in effect. Without these waivers and/or reimbursements, performance would have been lower. Had these waivers or reimbursements not been in effect, the SEC 7-day yield would have been 5.47% for the Prime Advantage Institutional Fund and 5.16% for the Treasury Advantage Institutional Fund.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Portfolio of Investments
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL     AMORTIZED
                                                       MOODY'S/S&P               MATURITY     AMOUNT        COST
                                                         RATINGS        RATE       DATE       (000)       (NOTE 2)
                                                     ---------------  ---------  ---------  ----------  -------------
BANK NOTES -- 3.5%
DOMESTIC -- 3.5%
  MBNA America Bank -- Variable Rate Bank Note
    (amortized cost $5,000,000)....................        P-1/F-1+**      5.68%   6/13/97  $5,000,000  $   5,000,000
                                                                                                        -------------
CERTIFICATES OF DEPOSIT -- DOMESTIC -- 10.4%
  Old Kent Bank, Grand Rapids......................        P-1/A-1         5.60     6/3/97   5,000,000      5,000,000
  South Trust Bank Variable Rate*..................        P-1/A-1         5.65     6/2/97   5,000,000      4,999,124
  Union Bank of California.........................        P-1/A-1         5.55    7/16/97   5,000,000      5,000,000
                                                                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC
  (AMORTIZED COST $14,999,124).....................                                                        14,999,124
                                                                                                        -------------
CERTIFICATES OF DEPOSIT --
  YANKEE -- 10.4%
  Abbey National Treasury plc, New York Branch*....        P-1/A-1+        5.65     6/2/97   5,000,000      4,997,892
  Canadian Imperial Bank of Commerce, New York
    Branch.........................................        P-1/A-1+        5.61    6/23/97   5,000,000      4,999,911
  National Bank of Canada, New York Branch.........        P-1/A-1         5.48    6/12/97   5,000,000      4,999,999
                                                                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT -- YANKEE
  (AMORTIZED COST $14,997,802).....................                                                        14,997,802
                                                                                                        -------------
COMMERCIAL PAPER -- 44.0%
DOMESTIC -- 30.2%
  American Honda Finance Corp......................        P-1/F-1**       5.60    6/16/97   4,100,000      4,090,433
  Banker's Trust Company...........................        P-1/A-1+        5.43    10/6/97   5,000,000      4,904,221
  C.S. First Boston Corp...........................        P-1/A-1+        5.62     7/9/97   5,000,000      4,970,339
  Chrysler Financial Corp..........................      D-1**/A-1         5.72    7/22/97   5,000,000      4,959,483
  Countrywide Funding Corp.........................      F-1**/A-1         5.57    7/17/97   5,000,000      4,964,414
  Daewoo International (America) Corp. (LC Credit
    Suisse Bank)...................................        P-1/A-1+        5.60    6/19/97   5,000,000      4,986,000
  Mitsubishi Motors Credit of America, Inc. (LC
    Bank of Tokyo Mitsubishi Bank, Ltd.)...........        P-1/A-1         5.60    6/10/97   5,000,000      4,993,000
  Morgan Stanley...................................        P-1/A-1+        5.58    6/10/97   5,000,000      4,993,026
  Sanwa Business Credit, Inc.......................        P-1/D-1**       5.60    6/30/97   5,000,000      4,977,444
                                                                                                        -------------
                                                                                                           43,838,360
                                                                                                        -------------

FOREIGN -- 13.8%
  Akzo Nobel NV....................................        P-1/A-1         5.64    7/24/97   5,000,000      4,958,483
  Minolta Corp.....................................        P-1/A-1         5.62    6/24/97   5,000,000      4,982,047
  Nacional Financiera SNC (LC Societe Generale
    Bank)..........................................        P-1/A-1+        5.71    7/22/97   5,000,000      4,959,554
  Pearson, Inc.....................................        P-1/A-1         5.58     7/2/97   5,000,000      4,975,975
                                                                                                        -------------
                                                                                                           19,876,059
                                                                                                        -------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST
  $63,714,419).....................................                                                        63,714,419
                                                                                                        -------------

                                                                                            PRINCIPAL     AMORTIZED
                                                       MOODY'S/S&P               MATURITY     AMOUNT        COST
                                                         RATINGS        RATE       DATE       (000)       (NOTE 2)
                                                     ---------------  ---------  ---------  ----------  -------------
CORPORATE OBLIGATIONS -- 21.1%
  Dean Witter Discover -- Variable Rate Medium Term
    Note*..........................................        P-1/A-1         5.79%   6/18/97  $5,000,000  $   5,004,364
  Goldman Sachs & Co., Variable Rate Promissory
    Note*..........................................        P-1/A-1+        5.69     6/9/97   5,000,000      5,000,000
  Merrill Lynch & Co., -- Variable Rate Medium Term
    Note*..........................................        P-1/A-1+        5.65    6/16/97   5,000,000      5,000,000
  Sigma Finance, Inc., -- Medium Term Note (b).....        P-1/A-1+        5.80     3/3/98   5,000,000      5,000,000
  Toyota Motor Credit Corp., Medium Term Note......        P-1/A-1+       13.64     3/9/98   5,200,000      5,492,642
  U.S. Leasing Capital Corp., Variable Rate Medium
    Term Note*.....................................        P-1/A-1         5.91     7/7/97   5,000,000      5,005,262
                                                                                                        -------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST
  $30,502,268).....................................                                                        30,502,268
                                                                                                        -------------
MASTER NOTES -- 3.5%
  Lehman Brothers plc, Master Note (amortized cost
    $5,000,000)....................................      D-1**/A-1         5.77     6/6/97   5,000,000      5,000,000
                                                                                                        -------------
REPURCHASE AGREEMENTS -- 7.1%
  Fuji Securities, Inc., dated 5/30/97, with a
    maturity value of $10,318,481 (collateralized
    by $10,575,000 U.S. Treasury Notes and Bills,
    0.00% -- 6.75%, 11/6/97 -- 2/15/07, market
    value -- $10,520,792) (amortized cost
    $10,313,651)...................................                        5.62     6/2/97  10,313,651     10,313,651
                                                                                                        -------------

TOTAL INVESTMENTS (AMORTIZED COST
  $144,527,264)(a)  --  100.0%.....................                                                       144,527,264

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)....                                                           (69,193)
                                                                                                        -------------
TOTAL NET ASSETS -- 100.0%.........................                                                     $ 144,458,071
                                                                                                        -------------
                                                                                                        -------------

---------------
Percentages indicated are based on net assets of $144,458,071.

 (a) Cost for federal income tax and financial reporting purposes are the same.
(b) 144a security which is restricted as to resale to institutional investors.
 * Variable rate security. Rate presented represents rate in effect at May 31, 1997. Maturity date reflects the next rate change date.
 ** Duff Phelps or Fitch Investors ratings.

LC - Letter of Credit.
plc - Public Limited Company.

See Notes to Financial Statements.

EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Portfolio of Investments
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL      AMORTIZED
                                                       MOODY'S/S&P               MATURITY      AMOUNT         COST
                                                         RATINGS        RATE       DATE        (000)        (NOTE 2)
                                                     ---------------  ---------  ---------  ------------  -------------
U.S. GOVERNMENT OBLIGATIONS -- 56.1%
U.S. TREASURY BILLS -- 3.4%
  U.S. Treasury Bill...............................        Aaa/AAA*          NA   10/16/97  $  6,000,000  $   5,882,637
                                                                                                          -------------

U.S. TREASURY NOTES -- 52.7%
  U.S. Treasury Note**.............................        Aaa/AAA*        6.75%   5/31/97    10,000,000     10,000,353
  U.S. Treasury Note**.............................        Aaa/AAA*        6.13    5/31/97    20,000,000     20,000,392
  U.S. Treasury Note...............................        Aaa/AAA*        5.63    6/30/97    10,000,000     10,002,977
  U.S. Treasury Note...............................        Aaa/AAA*        5.88    7/31/97    10,000,000     10,007,994
  U.S. Treasury Note...............................        Aaa/AAA*        6.50    8/15/97     5,000,000      5,009,478
  U.S. Treasury Note***............................        Aaa/AAA*        6.00    8/31/97    20,000,000     20,020,123
  U.S. Treasury Note...............................        Aaa/AAA*        5.75    9/30/97     5,000,000      5,003,292
  U.S. Treasury Note...............................        Aaa/AAA*        5.38   11/30/97    10,000,000      9,984,995
                                                                                                          -------------
                                                                                                             90,029,604
                                                                                                          -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST
  $95,912,241).....................................                                                          95,912,241
                                                                                                          -------------
REPURCHASE AGREEMENTS -- 43.1%
  Prudential Bache, dated 5/30/97 with a maturity
    value of $40,018,533 (collateralized by
     $46,530,195 Government National Mortgage
    Association, 6.00% -- 10.00%, 1/1/00 --
    5/20/97, market value -- $40,800,202)..........                        5.56     6/2/97    40,000,000     40,000,000
  Smith Barney, dated 5/30/97 with a maturity value
    of $33,766,121 (collateralized by $34,933,000
    U.S. Treasury Bill, 9/11/97, market value --
     $34,425,878)..................................                        5.55     6/2/97    33,750,511     33,750,511
                                                                                                          -------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST
  $73,750,511).....................................                                                          73,750,511
                                                                                                          -------------

TOTAL INVESTMENTS (AMORTIZED COST
  $169,662,752) (a) -- 99.2%.......................                                                         169,662,752
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%......                                                           1,322,319
                                                                                                          -------------
TOTAL NET ASSETS -- 100.0%.........................                                                       $ 170,985,071
                                                                                                          -------------
                                                                                                          -------------

---------------
Percentages indicated are based on net assets of $170,985,071.
 (a) Cost for federal income tax and financial reporting purposes are the same.
  * Implied rating.
 ** Security matured on a weekend. Actual cash settlement was 6/2/97.
*** Security matured on a weekend. Actual cash settlement will be 9/2/97.
NA Not applicable.

See Notes to Financial Statements.

EMERALD INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       PRIME          TREASURY
                                                                                     ADVANTAGE       ADVANTAGE
                                                                                   INSTITUTIONAL   INSTITUTIONAL
                                                                                        FUND            FUND
                                                                                   --------------  --------------
ASSETS:
  Investment in securities, at value (amortized cost $134,213,613 and
    $95,912,241) ................................................................  $  134,213,613  $   95,912,241
  Repurchase agreements (amortized cost $10,313,651 and $73,750,511) ............      10,313,651      73,750,511
  Interest and dividends receivable .............................................         670,452       2,127,949
  Prepaid expenses and other assets .............................................          15,731          18,896
                                                                                   --------------  --------------
Total assets ....................................................................     145,213,447     171,809,597
                                                                                   --------------  --------------
LIABILITIES:
  Dividends payable .............................................................         713,345         776,482
  Accrued expenses and other liabilities:
    Investment Advisory fees ....................................................           2,779           1,623
    Administration fees .........................................................             815             945
    Custodian and transfer agent fees ...........................................          14,835          22,303
    Audit fees ..................................................................           8,324           5,081
    Other liabilities ...........................................................          15,278          18,092
                                                                                   --------------  --------------
Total liabilities ...............................................................         755,376         824,526
                                                                                   --------------  --------------
NET ASSETS ......................................................................  $  144,458,071  $  170,985,071
                                                                                   --------------  --------------
                                                                                   --------------  --------------
Shares Outstanding ($0.001 par value, unlimited number of shares authorized): ...     144,467,785     171,069,248
                                                                                   --------------  --------------
                                                                                   --------------  --------------
Net Asset Value, Offering Price and Redemption Price per share: .................  $         1.00  $         1.00
                                                                                   --------------  --------------
                                                                                   --------------  --------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par .........................................  $      144,468  $      171,069
  Additional paid-in capital ....................................................     144,323,318     170,887,913
  Accumulated net realized losses on investment transactions ....................          (9,715)        (73,911)
                                                                                   --------------  --------------
Net Assets, May 31, 1997 ........................................................  $  144,458,071  $  170,985,071
                                                                                   --------------  --------------
                                                                                   --------------  --------------

------------
See Notes to Financial Statements.

EMERALD INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           PRIME        TREASURY
                                                                                         ADVANTAGE     ADVANTAGE
                                                                                        INSTITUTIONAL INSTITUTIONAL
                                                                                            FUND          FUND
                                                                                        ------------  ------------
INVESTMENT INCOME:
Interest .............................................................................  $  3,774,579  $  4,702,027
                                                                                        ------------  ------------
EXPENSES:
  Advisory fees.......................................................................        67,491        87,455
  Administration fees.................................................................        33,747        43,729
  Transfer agent fees and expenses....................................................         9,603        11,362
  Custodian fees and expenses.........................................................        11,494        15,122
  Legal fees..........................................................................         8,201        10,776
  Audit fees..........................................................................         2,432         3,183
  Reports to shareholders.............................................................        18,499        22,888
  Registration fees...................................................................           132         1,602
  Trustees' fees......................................................................         3,391         3,936
  Insurance expense...................................................................         1,770         1,761
  Other expenses......................................................................         3,562         4,742
                                                                                        ------------  ------------
Gross Expenses........................................................................       160,322       206,556
Less: Expense reimbursements..........................................................       (24,572)      (30,817)
    Expenses paid by third parties....................................................          (677)         (737)
                                                                                        ------------  ------------
Net Expenses..........................................................................       135,073       175,002
                                                                                        ------------  ------------
Net Investment Income.................................................................     3,639,506     4,527,025
                                                                                        ------------  ------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on securities transactions..............................            57       (29,186)
                                                                                        ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................  $  3,639,563  $  4,497,839
                                                                                        ------------  ------------
                                                                                        ------------  ------------

------------
See Notes to Financial Statements.

EMERALD INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        PRIME ADVANTAGE                 TREASURY ADVANTAGE
                                                       INSTITUTIONAL FUND               INSTITUTIONAL FUND
                                                --------------------------------  -------------------------------
                                                  SIX MONTHS                        SIX MONTHS
                                                 ENDED MAY 31,     YEAR ENDED     ENDED MAY 31,     YEAR ENDED
                                                     1997         NOVEMBER 30,         1997        NOVEMBER 30,
                                                  (UNAUDITED)         1996         (UNAUDITED)         1996
                                                ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations
  Net investment income ......................  $     3,639,506  $     6,632,019  $    4,527,025  $     7,141,837
  Net realized gains (losses) on securities
    transactions .............................               57               32         (29,186)         (39,042)
                                                ---------------  ---------------  --------------  ---------------
  Net increase in net assets resulting from
    operations ...............................        3,639,563        6,632,051       4,497,839        7,102,795
                                                ---------------  ---------------  --------------  ---------------
Dividends to shareholders from net investment
  income .....................................       (3,639,506)      (6,632,019)     (4,527,025)      (7,141,837)
                                                ---------------  ---------------  --------------  ---------------
Fund Share Transactions
  Net proceeds from shares subscribed ........      207,086,854      393,024,147     111,068,838      288,670,400
  Cost of shares redeemed ....................     (195,672,444)    (391,069,443)    (86,913,164)    (274,622,989)
                                                ---------------  ---------------  --------------  ---------------
  Net increase in net assets from Fund share
    transactions .............................       11,414,410        1,954,704      24,155,674       14,047,411
                                                ---------------  ---------------  --------------  ---------------
Total Increase ...............................       11,414,467        1,954,736      24,126,488       14,008,369
NET ASSETS:
  Beginning of period ........................      133,043,604      131,088,868     146,858,583      132,850,214
                                                ---------------  ---------------  --------------  ---------------
  End of period ..............................  $   144,458,071  $   133,043,604  $  170,985,071  $   146,858,583
                                                ---------------  ---------------  --------------  ---------------
                                                ---------------  ---------------  --------------  ---------------

------------
See Notes to Financial Statements.

EMERALD INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

Emerald Funds (the "Trust") was organized as a Massachusetts business trust on March 15, 1988. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust operates as a series company currently comprising fifteen portfolios. The accompanying financial statements and notes relate only to the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund (the "Funds"), respectively. The investment objective of the Funds is to provide a high level of current income consistent with the maintenance of liquidity, the preservation of capital and a stable net asset value. The Prime Advantage Institutional Fund pursues its objective by investing in a broad range of short-term government, bank and corporate obligations. The Treasury Advantage Institutional Fund seeks to achieve its objective by investing in obligations that the U.S. Treasury has issued or to which the U.S. Treasury has pledged its full faith and credit to guarantee the payment of principal and interest.

    Barnett Capital Advisors, Inc. ("Barnett"), a wholly owned subsidiary of Barnett Banks, Inc., serves as the Funds' investment adviser. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, Inc. ("BISYS") serves as the Funds' administrator. BISYS also serves as the Funds' Fund Accountant and Transfer Agent. Emerald Asset Management, Inc. (the "Distributor") serves as the distributor of the Funds' shares. BISYS is a wholly owned subsidiary and the Distributor is an indirectly owned subsidiary of The BISYS Group, Inc.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A)Security Valuation:

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B)Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized gains and losses on the sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C)Dividends and Distributions to Shareholders:

Dividends from net investment income are declared daily and are paid monthly to shareholders. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and

--------------------------------------------------------------------------------

distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

D)Repurchase Agreements:

The Trust's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.
E)Lending Securities:

If either of the Funds lends its securities, the Fund receives collateral from the borrower, in the form of cash or U.S. Treasury securities or, in the case of the Prime Advantage Institutional Fund, securities of U.S. Government agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the credit standards of the Prime Advantage Institutional Fund, in an amount at least equal at all times to the market value of the securities loaned. The Funds continue to receive interest on the securities loaned and may simultaneously earn interest on the collateral held. Each Fund records and values such collateral at its market value on the date of receipt and marks-to-market such collateral on a daily basis through maturity date. If the borrower defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the borrower of the security, realization of the collateral by the Funds may be delayed or limited.

F)Expenses:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective portfolios.

G)Federal Income Taxes:

For federal income tax purposes, each Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

    At November 30, 1996, the Funds had the following capital loss carryovers:

                                               EXPIRATION
                                     AMOUNT       DATE
                                    ---------  -----------
Prime Advantage Institutional
 Fund.............................  $  11,311        2002
                                        2,314        2001
                                    ---------
                                    $  13,625
                                    ---------
                                    ---------
Treasury Advantage Institutional
 Fund.............................  $  39,042        2004

    These capital loss carryovers may be used to offset any future realized gains on securities transactions to the extent provided in the regulations under the Code. To the extent utilized, the Funds will reduce amounts otherwise payable to shareholders from net realized gains.

H)Other:

The Funds maintain a cash balance with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended May 31, 1997, custodian fees and expenses and expenses paid by third parties were increased by $677 and $737 for the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, respectively. There was no effect on net investment income. The Funds

--------------------------------------------------------------------------------

could have invested such cash amounts in an income-producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Barnett, an Administration Agreement and Transfer Agent Agreement with BISYS and a Distribution Agreement with the Distributor. BISYS' fees for serving as Fund Accountant to the Funds are included as part of the Administration fee. The Funds pay BISYS' out-of-pocket accounting expenses.

    The Trust has agreed to pay Barnett a fee at an annual rate of 0.15% of the average daily net assets of each of the Funds. Such fees are accrued daily and paid monthly. Barnett is responsible for all purchases and sales of each Fund's portfolio securities, subject to the general supervision of the Board of Trustees. As Administrator, BISYS assists in supervising the operations of the Funds. For its services, BISYS is entitled to receive a fee at an annual rate of 0.0775% of the first $5 billion of the Trust's aggregate net assets, 0.07% of the next $2.5 billion, 0.065% of the next $2.5 billion and 0.05% of all assets exceeding $10 billion. In the event the aggregate average daily net assets falls below $3 billion, the fee will be increased to 0.08% of the aggregate average daily net assets of the Trust. Such fees are accrued daily and paid monthly. The Distributor does not receive a fee under the Distribution Agreement.

    For its services as Transfer Agent, BISYS received fees in the amounts of $9,603 and $11,362 respectively, for the Prime Advantage Institutional Fund and the Treasury Advantage Institutional Fund for the six months ended May 31, 1997.

    Barnett has voluntarily agreed to reimburse Fund expenses with respect to each Fund to the extent a Fund's ordinary operating expenses exceed 0.20% of such Fund's average daily net assets. This voluntary reimbursement may be terminated at any time by Barnett. As a result of such expense limitations, Barnett agreed to reimburse $24,572 and $30,817 to the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund, respectively, for the six months ended May 31, 1997.

    Certain officers of the Trust are "affiliated persons" (as defined in the 1940 Act) of BISYS or the Distributor. Effective March 1, 1997 each Trustee is entitled to recieve an annual fee of $15,000 plus $2,000 for each regular or special meeting attended for services relating to all the portfolios of the Trust. Prior to March 1, 1997, each Trustee was entitled to receive an annual fee of $14,000 plus a meeting fee of $1,500 per meeting. For the six months ended May 31, 1997, the Prime Advantage Institutional Fund and Treasury Advantage Institutional Fund incurred legal fees of $8,201 and $10,776, respectively, earned by a law firm, a partner of which serves as Secretary to the Trust:

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Because each Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends and distributions, and shares redeemed are equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

EMERALD PRIME ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED                             YEARS ENDED
                                                      MAY 31,     ---------------------------------------------------------
                                                       1997       NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                    (UNAUDITED)*      1996           1995           1994           1993
                                                    -----------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................................   $ 0.9999       $ 0.9999       $ 0.9999       $ 1.0000       $ 1.0017
                                                    -----------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................     0.0269         0.0516         0.0561         0.0377         0.0304
  Net realized gains (losses) on securities.......     --             --             --            (0.0038)        0.0005***
                                                    -----------   ------------   ------------   ------------   ------------
  Total income from investment operations.........     0.0269         0.0516         0.0561         0.0339         0.0309
                                                    -----------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income............    (0.0269)       (0.0516)       (0.0561)       (0.0377)       (0.0304)
  Distributions from net realized gains on
    securities....................................     --             --             --             --            (0.0022)
                                                    -----------   ------------   ------------   ------------   ------------
  Total dividends and distributions...............    (0.0269)       (0.0516)       (0.0561)       (0.0377)       (0.0326)
                                                    -----------   ------------   ------------   ------------   ------------
Increase due to voluntary capital contribution
  from Sub-Adviser................................     --             --             --             0.0037         --
                                                    -----------   ------------   ------------   ------------   ------------
Net change in net asset value.....................     --             --             --            (0.0001)       (0.0017)
                                                    -----------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................   $ 0.9999       $ 0.9999       $ 0.9999       $ 0.9999       $ 1.0000
                                                    -----------   ------------   ------------   ------------   ------------
                                                    -----------   ------------   ------------   ------------   ------------
Total return......................................       2.72%++        5.29%          5.76%          3.83%          3.31%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................   $144,458       $133,044       $131,089       $131,758       $111,769
  Ratio of expenses to average
    net assets....................................       0.20%+         0.35%          0.40%          0.40%          0.40%
  Ratio of net investment income to average net
    assets........................................       5.38%+         5.16%          5.60%          3.80%          3.03%
  Ratio of expenses to average net assets**.......       0.22%+         0.35%          0.46%          0.44%          0.44%
  Ratio of net investment income to average net
    assets**......................................       5.36%+         5.16%          5.54%          3.76%          3.00%

---------------
  * Effective December 1, 1996, Rodney Square Management Corporation no longer serves as Sub-Adviser to the Fund.
 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. During the period, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. The ratios were not affected.
*** Net realized gain per share is the direct result of a decrease in outstanding shares between 11/30/92 and the date of the gain distribution.
  + Annualized.
 ++ Not annualized.

See Notes to Financial Statements.

EMERALD TREASURY ADVANTAGE INSTITUTIONAL FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED                          YEARS ENDED
                                                 MAY 31,    ------------------------------------------------------
                                                  1997      NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,
                                               (UNAUDITED)*     1996          1995          1994          1993
                                               -----------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................................   $  0.9996    $   1.0000    $   1.0015    $   0.9999    $   0.9999
                                               -----------  ------------  ------------  ------------  ------------
Income from investment operations:
  Net investment income......................      0.0258        0.0501        0.0551        0.0367        0.0292
  Net realized gains (losses) on
    securities...............................     (0.0001)      (0.0004)      (0.0006)       0.0016        --
                                               -----------  ------------  ------------  ------------  ------------
  Total income from investment operations....      0.0257        0.0497        0.0545        0.0383        0.0292
                                               -----------  ------------  ------------  ------------  ------------
Less dividends and distributions:
  Dividends from net investment income.......     (0.0258)      (0.0501)      (0.0551)      (0.0367)      (0.0292)
  Distributions from net realized gains on
    securities...............................      --            --           (0.0009)       --            --
                                               -----------  ------------  ------------  ------------  ------------
  Total dividends and distributions..........     (0.0258)      (0.0501)      (0.0560)      (0.0367)      (0.0292)
                                               -----------  ------------  ------------  ------------  ------------
Net change in net asset value................     (0.0001)      (0.0004)      (0.0015)       0.0016        --
                                               -----------  ------------  ------------  ------------  ------------
NET ASSET VALUE, END OF PERIOD...............   $  0.9995    $   0.9996    $   1.0000    $   1.0015    $   0.9999
                                               -----------  ------------  ------------  ------------  ------------
                                               -----------  ------------  ------------  ------------  ------------
Total return.................................        2.61%++        5.13%        5.74%         3.73%         2.96%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)...........   $ 170,985    $  146,859    $  132,850    $  126,771    $  166,410
  Ratio of expenses to average net assets....        0.20%+        0.37%         0.40%         0.40%         0.40%
  Ratio of net investment income to average
    net assets...............................        5.16%+        5.00%         5.54%         3.61%         2.92%
  Ratio of expenses to average net
    assets**.................................        0.22%+        0.37%         0.45%         0.44%         0.42%
  Ratio of net investment income to average
    net assets**.............................        5.14%+        5.00%         5.50%         3.57%         2.90%

---------------
 * Effective December 1, 1996, Rodney Square Management Corporation no longer serves as Sub-Adviser to the Fund.
** During the period, certain fees were voluntarily reduced and/or reimbursed.
   If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. During the period, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. The ratios were not affected.
 + Annualized.
++ Not annualized.

See Notes to Financial Statements.

END-0210
PA/TA 5/97 SEMI